Fair Value of Financial Instruments - Reconciliation of Level 3 Financial Instruments (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 39	$ 4
Contracts added from acquisitions	(3)	12
Included in earnings
Included in earnings	(26)	(21)
Included in OCI	0
Purchases	40	41
Sale	(19)
Transfers into Level 3	2	5
Transfers out of Level 3	5	(2)
Ending balance	38	39
Gains (Losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets or liabilities still held at the end of period	17	(17)
Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	19	19
Contracts added from acquisitions	0	0
Included in earnings
Included in earnings	0	0
Included in OCI	0
Purchases	0	0
Sale	(19)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Ending balance	0	19
Gains (Losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets or liabilities still held at the end of period	0	0
Derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	20	(15)
Contracts added from acquisitions	(3)	12
Included in earnings
Included in earnings	(26)	(21)
Included in OCI	0
Purchases	40	41
Sale	0
Transfers into Level 3	2	5
Transfers out of Level 3	5	(2)
Ending balance	38	20
Gains (Losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets or liabilities still held at the end of period	$ 17	$ (17)